13. Concentrations of Credit Risk (Details Narrative) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
Concentrations Of Credit Risk Details Narrative
Cash	$ 837,550	$ 491,203	$ 550,997	$ 876,004
Federally insured limits	477,587	106,158
Percentage representation by a customer	10.00%	10.00%
Amounts representation by a customer	$ 426,271	$ 276,403